Contingent liabilities (Details) - Universitair Medisch Centrum Utrecht € in Millions	12 Months Ended
Dec. 31, 2023 EUR (€)
Contingent Liabilities
Amount in dispute	€ 1.3
Percentage of amount enforced against security	110.00%